Business Combinations (Details)	Nov. 17, 2020 USD ($) $ / shares shares
CF Sponsor | Class A common stock
Business Acquisition [Line Items]
Number of shares issued (in shares)	3,500,000
Number of warrants issued (in shares)	1,500,000
Aggregate price | $	$ 30,000,000.0
Holdings | Class A common stock
Business Acquisition [Line Items]
Number of warrants issued (in shares)	900,000
GCM V, LLC | Class C common stock
Business Acquisition [Line Items]
Number of shares issued (in shares)	144,235,246
CF Finance Acquisition Corp.
Business Acquisition [Line Items]
Number of warrants converted (in shares)	1
Consideration received | $	$ 120,400,000
Transaction expenses | $	$ 9,300,000
CF Finance Acquisition Corp. | Class A common stock
Business Acquisition [Line Items]
Number of shares converted (in shares)	1
Private Placement | PIPE Investors | Class A common stock
Business Acquisition [Line Items]
Number of shares issued (in shares)	19,500,000
Share price (in USD per share) | $ / shares	$ 10.00
GCMH | GCM Grosvenor Inc. | Class A common stock
Business Acquisition [Line Items]
Shares cancelled or forfeited (in shares)	100
GCMH | IntermediateCo
Business Acquisition [Line Items]
Number of shares issued (in shares)	28,316,895
Number of warrants issued (in shares)	23,893,809
Aggregate price | $	$ 227,700,000
CF Sponsor
Business Acquisition [Line Items]
Consideration amount | $	$ 0
CF Sponsor | GCM Grosvenor Inc. | Class A common stock
Business Acquisition [Line Items]
Shares cancelled or forfeited (in shares)	2,351,534
Number of warrants terminated, forfeited or cancelled (in shares)	150,000
GCMHGP LLC | IntermediateCo | GCMH
Business Acquisition [Line Items]
Equity interests sold | $	$ 1,500,000
Holdings | IntermediateCo | GCM LLC
Business Acquisition [Line Items]
Equity interests sold per share (in USD per share) | $ / shares	$ 1.00
Holdings | IntermediateCo | H&F Parties
Business Acquisition [Line Items]
Right, title and interest assigned | $	$ 110,200,000